                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     March 31, 1997
                                                  --------------


Check here if Amendment [X]             Amendment Number: [4]

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------
Address:  1 Lafayette Place
          -------------------
          Greenwich, CT 06830
          -------------------

Form 13F File Number: 28-2610
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   E.J. Bird
        ---------------------------------
Title:  Vice President of General Partner
        ---------------------------------
Phone:  (203) 861-4600
        ---------------------------------

Signature, Place, and Date of Signing:

         /S/ E.J. BIRD                    Greenwich, CT    May 14, 2001
        -------------------------------   -------------    ------------
                  (Signature)             (City, State)        (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Mangager:                  NONE
Form 13F Information Table Entry Total:               50
Form 13F Information Table Value Total:   $      900,445
                                           (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the maanger filing this report.

NONE


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                           FORM 13F INFORMATION TABLE


Page 1 of 1


                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------     --------     --------------------  ----------  --------  --------------------
                                                        VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP       (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------     --------     -------    ---  ----  ----------  --------  --------------------
Autozone Inc.                 Common     053332-10-2     1,273        56,557    SH         DEFINED                 56,557
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                 Common     053332-10-2     37,585    1,670,443    SH          SOLE                1,670,443
------------------------------------------------------------------------------------------------------------------------------------
Bandag Inc.                   Common     059815-10-0        366        7,256    SH         DEFINED                  7,256
------------------------------------------------------------------------------------------------------------------------------------
Bandag Inc.                   Common     059815-10-0     10,879      215,969    SH          SOLE                  215,969
------------------------------------------------------------------------------------------------------------------------------------
Chrysler Corp.                Common     171196-10-8      1,622       54,066    SH         DEFINED                 54,066
------------------------------------------------------------------------------------------------------------------------------------
Chrysler Corp.                Common     171196-10-8     31,378    1,045,934    SH          SOLE                1,045,934
------------------------------------------------------------------------------------------------------------------------------------
Citicorp *                    Common     173034-10-9        303        2,797    SH         DEFINED                  2,797
------------------------------------------------------------------------------------------------------------------------------------
Citicorp *                    Common     173034-10-9    170,171    1,572,022    SH          SOLE                1,572,022
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.             Common     260543-10-3      2,851       35,635    SH         DEFINED                 35,635
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.             Common     260543-10-3     83,977    1,049,713    SH          SOLE                1,049,713
------------------------------------------------------------------------------------------------------------------------------------
Conrail Inc.                  Common     208368-10-0        367        3,254    SH         DEFINED                  3,254
------------------------------------------------------------------------------------------------------------------------------------
Conrail Inc.                  Common     208368-10-0     10,908       96,746    SH          SOLE                   96,746
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp.            Common     370442-10-5        562       10,057    SH         DEFINED                 10,057
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp.            Common     370442-10-5     16,713      298,943    SH          SOLE                  298,943
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                    Common     401617-10-5        509       47,366    SH         DEFINED                 47,366
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                    Common     401617-10-5     11,709    1,089,234    SH          SOLE                1,089,234
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp             Common     373200-20-3        695       27,522    SH         DEFINED                 27,522
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp             Common     373200-20-3     20,548      813,778    SH          SOLE                  813,778
------------------------------------------------------------------------------------------------------------------------------------
Harrah's Entmt Inc.           Common     413619-10-7        126        7,355    SH         DEFINED                  7,355
------------------------------------------------------------------------------------------------------------------------------------
Harrah's Entmt Inc.           Common     413619-10-7      3,760      219,545    SH          SOLE                  219,545
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                         Common     459200-10-1     72,775      529,757    SH         DEFINED                529,757
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                         Common     459200-10-1    146,932    1,069,564    SH          SOLE                1,069,564
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                         Options    459200-90-1      1,623          293    SH  Calls  DEFINED                    293
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                         Options    459200-90-1     36,353        6,565    SH  Calls   SOLE                    6,565
------------------------------------------------------------------------------------------------------------------------------------
Ipalco Enterprises Inc. **    Common     462613-10-0         34        1,104    SH         DEFINED                  1,104
------------------------------------------------------------------------------------------------------------------------------------
Ipalco Enterprises Inc. **    Common     462613-10-0        996       32,800    SH          SOLE                   32,800
------------------------------------------------------------------------------------------------------------------------------------
Jostens Inc.                  Common     481088-10-2         70        3,108    SH         DEFINED                  3,108
------------------------------------------------------------------------------------------------------------------------------------
Jostens Inc.                  Common     481088-10-2      2,034       89,892    SH          SOLE                   89,892
------------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc.             Common     676220-10-6      1,089       53,463    SH         DEFINED                 53,463
------------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc.             Common     676220-10-6     35,217    1,728,437    SH          SOLE                1,728,437
------------------------------------------------------------------------------------------------------------------------------------
Lone Star Inds. Inc.          Common     542290-40-8         17          431    SH         DEFINED                    431
------------------------------------------------------------------------------------------------------------------------------------
Lone Star Inds. Inc.          Common     542290-40-8        506       13,069    SH          SOLE                   13,069
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. Amer.
Hldgs                         Common     50540R-10-2        887      253,351    SH         DEFINED                253,351
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. Amer.
Hldgs                         Common     50540R-10-2      2,679      765,557    SH          SOLE                  765,557
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp. ***            Common     581556-10-7      2,218       34,659    SH         DEFINED                 34,659
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp. ***            Common     581556-10-7    122,738    1,917,782    SH          SOLE                1,917,782
------------------------------------------------------------------------------------------------------------------------------------
PS Group Inc.                 Common     693624-10-8     16,776    1,198,270    SH          SOLE                1,198,270
------------------------------------------------------------------------------------------------------------------------------------
Portland General Corp.        Common     736506-10-6         52        1,482    SH         DEFINED                  1,482
------------------------------------------------------------------------------------------------------------------------------------
Portland General Corp.        Common     736506-10-6      1,587       45,518    SH          SOLE                   45,518
------------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                  Options    855030-95-2         80           85    SH  Puts   DEFINED                     85
------------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                  Options    855030-95-2      2,358        2,515    SH  Puts    SOLE                    2,515
------------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                Common     841297-10-4         96        2,810    SH         DEFINED                  2,810
------------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                Common     841297-10-4      2,829       82,590    SH          SOLE                   82,590
------------------------------------------------------------------------------------------------------------------------------------
Toy Biz Inc.                  Common     892261-10-8         36        3,774    SH         DEFINED                  3,774
------------------------------------------------------------------------------------------------------------------------------------
Toy Biz Inc.                  Common     892261-10-8      1,068      112,426    SH          SOLE                  112,426
------------------------------------------------------------------------------------------------------------------------------------
UST Inc.                      Common     902911-10-6      1,600       57,390    SH         DEFINED                 57,390
------------------------------------------------------------------------------------------------------------------------------------
UST Inc.                      Common     902911-10-6     47,181    1,692,610    SH          SOLE                1,692,610
------------------------------------------------------------------------------------------------------------------------------------
Walters Industries Inc.       Common     93317Q-10-5     10,322      778,980    SH         DEFINED                778,980
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co ****         Common     949740-10-4      6,646       23,392    SH         DEFINED                 23,392
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co ****         Common     949740-10-4    265,244      933,545    SH          SOLE                  933,545
------------------------------------------------------------------------------------------------------------------------------------
* Short position in
  this security                                        (161,171)  (1,488,869)
------------------------------------------------------------------------------------------------------------------------------------
** Short position in
   this security                                           (152)      (5,000)
------------------------------------------------------------------------------------------------------------------------------------
*** Short position in
    this security                                       (57,358)    (896,213)
------------------------------------------------------------------------------------------------------------------------------------
**** Short position in
     this security                                      (69,219)    (243,623)
------------------------------------------------------------------------------------------------------------------------------------

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Grand Total                                             900,445
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